Investment Risks - Oakmark International Small Cap Fund	Jan. 30, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.
Small Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. Therefore, when purchasing and selling smaller cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. Smaller companies also may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—forty to seventy rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.
Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. From time to time, the trading market generally or for a particular investment or instrument in which the Fund is invested, including securities of smaller companies and securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. This risk may be heightened with investments in issuers located in developing and emerging countries. Market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. Certain investments that were liquid when a Fund purchased them may become illiquid, sometimes abruptly. The inability to sell an investment can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.
Region, Sector or Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk. Investing primarily in issuers in one market capitalization category carries the risk that due to current market conditions, that category may be out of favor with investors.
Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.